Common shares and treasury shares (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022	Nov. 30, 2021	Nov. 16, 2021	Sep. 09, 2021	Dec. 31, 2019
Common shares [Line Items]
Transfer from treasury shares to issued common shares for vested restricted share units		3,567,640	1,442,020
Repurchase of common stock		$ 138,677	$ 392,984	$ 103,585
Class A common shares
Common shares [Line Items]
Common shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued	1,317,840,464	1,317,840,464	1,317,840,464	1,314,208,824
Common shares, shares outstanding	1,066,177,028	1,066,177,028	1,146,336,305	1,272,346,218
Number of shares repurchased		84,507,180	130,309,760	33,165,820
Average price per ADS		$ 32.6786	$ 60.3154	$ 69.8407
Average price per share		$ 1.6339	$ 3.0158	$ 3.4920
Aggregate consideration		$ 138,100	$ 393,000	$ 115,800
Class B common shares
Common shares [Line Items]
Common shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued	326,509,555	326,509,555	326,509,555	326,509,555
Common shares, shares outstanding	326,509,555	326,509,555	326,509,555	326,509,555
Restricted shares | Class A common shares
Common shares [Line Items]
Issuance of common share (in shares)		780,263	3,631,640	12,363,420
September 2021 share repurchase plan
Common shares [Line Items]
Aggregate consideration			$ 235,700
Total outstanding share repurchase program								$ 200,000
November 2021 share repurchase plan
Common shares [Line Items]
Aggregate consideration		$ 173,800
Total outstanding share repurchase program					$ 800,000		$ 1,000,000
Total additional outstanding share repurchase program						$ 1,000,000
Repurchase of common stock	$ 31,800	$ 138,100
Common shares | Class A common shares
Common shares [Line Items]
Common shares, shares outstanding	1,066,177,028	1,066,177,028	1,146,336,305	1,272,346,218					1,293,162,504
Transfer from treasury shares to issued common shares for vested restricted share units		3,567,640	1,442,020
Repurchase of common stock		$ 0
Common shares | Class B common shares
Common shares [Line Items]
Common shares, shares outstanding	326,509,555	326,509,555	326,509,555	326,509,555					326,509,555
Repurchase of common stock		$ 0	$ 0
ADS
Common shares [Line Items]
Number of shares repurchased		4,225,359	6,515,488	1,658,291